RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2025
RESTRICTED NET ASSETS
RESTRICTED NET ASSETS

18. RESTRICTED NET ASSETS

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant statutory laws and regulations in Chinese mainland permit payments of dividends by the Group’s subsidiaries in Chinese mainland only out of their retained earnings, if any, as determined in accordance with accounting standards and regulations in Chinese mainland. The results of operations reflected in the consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s subsidiaries in Chinese mainland.

In accordance with the PRC Company Laws, the Group’s subsidiaries and the VIE and VIE’s subsidiaries in Chinese mainland must make appropriations from their annual after-tax profits as reported in their statutory accounts to non-distributable reserve funds, namely statutory reserve and discretionary surplus reserve. These entities are required to allocate at least 10% of their after-tax profits to the statutory reserve until such fund has reached 50% of their respective registered capital, while appropriation to discretionary surplus reserve is at their discretion. These reserves can only be used for specific purposes and are not transferable to the Company in the form of loans, advances, or cash dividends. As of December 31, 2024 and 2025, the Group’s subsidiaries, the VIE and VIE’s subsidiaries in Chinese mainland had appropriated RMB8,395 thousand and RMB8,463 thousand (US$1,210 thousand) to their reserves.

Furthermore, registered share capital and capital reserve accounts of the Company’s subsidiaries, the VIE and VIE’s subsidiaries in Chinese mainland are also restricted from distribution. As a result, the restrictions amounted to approximately RMB309,296 thousand (US$44,229 thousand), or 31.08% of the Company’s total consolidated net assets as of December 31, 2025.

Cash transfers from the Company’s subsidiaries in Chinese mainland to its subsidiaries outside of Chinese mainland are subject to Chinese mainland government control of currency conversion. Shortages in the availability of foreign currency may restrict the ability of the subsidiaries, the VIE and VIE’s subsidiaries in Chinese mainland to remit sufficient foreign currency to pay dividends or other payments to the Company, or otherwise satisfy their foreign currency denominated obligations.